State Street Institutional Investment Trust

One Lincoln Street

Boston, MA 02111

February 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for State Street Disciplined Global Equity Fund, a series of the above referenced Trust, do not differ from the documents contained in Post-Effective Amendment No. 196 (the “Amendment”) to the Trust’s Registration Statment on Form N-1A. The Amendment was filed electronically on February 18, 2016 (Accession # 0001193125-16-467494).

If you have any questions, please contact me at (617) 662-1742.

Very truly yours,

/s/ David James
David James
Secretary